Employee Benefit Plans - Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits (Details) $ in Thousands, $ in Thousands	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Pension Plans Canadian [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities	$ 42,903		$ 43,288
Included in other long-term assets	109,386		109,812
Pension Plans US [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities		$ (1,164)		$ (952)
Included in other long-term assets
Pension Plans Total [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities	41,739		42,336
Included in other long-term assets	109,386		109,812
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities	22,589		22,400
Included in other long-term assets
Other Post-employment Benefit Plans US [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities		436		424
Included in other long-term assets
Other Post-employment Benefit Plans Total [Member]
Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits [Line Items]
Included in other long-term liabilities	23,025		22,824
Included in other long-term assets